Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Shares (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Streeterville March 2026 Convertible Note [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Conversion price	$ 6.8
Warrants issued with Streeterville March 2026 Convertible Note [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Conversion price	6.8
Warrants issued to Streeterville under the Securities Purchase Agreement [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Conversion price	8
Series A Preferred Stock [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Conversion price	$ 8